UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended March 31, 2006

Check here if Amendment:           |_|; Amendment Number: __

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Pennant Capital Management, LLC

Address:  40 Main Street
          Chatham, New Jersey 07928


13F File Number: 28-10370


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Alan Fournier
Title:  Managing Member
Phone:  (973) 701-1100


Signature, Place and Date of Signing:

/s/ Alan Fournier             Chatham, New Jersey               May 15, 2006
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       5

Form 13F Information Table Entry Total:  51

Form 13F Information Table Value Total:  $856,661
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.     Form 13F File Number               Name

1.      28-10536                           Pennant Offshore Partners, Ltd.

2.      28-10768                           Pennant Onshore Qualified, L.P.

3.      28-10746                           Pennant General Partner, LLC

4.      28-11666                           Pennant Windward Fund, L.P.

5.      28-11665                           Pennant Windward Fund, Ltd.


                                                    FORM 13F INFORMATION TABLE
                                                  Pennant Capital Management, LLC
                                                             03/31/06

COLUMN 1                          COLUMN  2      COLUMN 3   COLUMN 4      COLUMN 5      COLUMN 6    COLUMN 7         COLUMN 8

                                                            VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER         VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS     CUSIP      (X$1000) PRN AMT   PRN CALL DISCRETION  MANAGERS    SOLE    SHARED NONE
Accredited Home Lendrs Hldg        COM           00437P107  26,199     511,900 SH       Defined     1,2,3,4,5    511,900
Agere Sys Inc                      COM           00845V308  22,867   1,520,400 SH       Defined     1,2,3,4,5  1,520,400
Alleghany Corp Del                 COM           017175100   3,401      11,749 SH       Defined     1,2,3,4,5     11,749
American Intl Group Inc            COM           026874107  11,896     180,000 SH       Defined     3,4,5        180,000
Arch Cap Group Ltd                 ORD           G0450A105  15,740     272,600 SH       Defined     1,2,3,4,5    272,600
Axcan Pharma Inc                   COM           054923107  58,606   4,413,100 SH       Defined     1,2,3,4,5  4,413,100
BEA Sys Inc                        COM           073325102  20,742   1,579,708 SH       Defined     1,2,3,4,5  1,579,708
CF Inds Hldgs Inc                  COM           125269100  46,669   2,746,830 SH       Defined     1,2,3,4,5  2,746,830
Cano Pete Inc                      COM           137801106   3,300     412,500 SH       Defined     3            412,500
Chipmos Tech Bermuda Ltd           SHS           G2110R106  19,479   2,724,400 SH       Defined     1,2,3      2,724,400
Citigroup Inc                      COM           172967101   6,612     140,000 SH       Defined     1,2,3,4,5    140,000
Comcast Corp New                   CL A          20030N101  11,930     456,030 SH       Defined     3,4,5        456,030
Copart Inc                         COM           217204106  10,706     390,000 SH       Defined     1,2,3,4,5    390,000
Dyax Corp                          COM           26746E103   3,248     560,000 SH       Defined     3            560,000
Federal Home Ln Mtg Corp           COM           313400301  18,300     300,000 SH       Defined     1,2,3,4,5    300,000
Fidelity Natl Finl Inc             COM           316326107  46,225   1,301,000 SH       Defined     1,2,3,4,5  1,301,000
Fidelity Natl Title Group In       CL A          31620R105   3,976     174,598 SH       Defined     1,2,3,4,5    174,598
General Electric Co                COM           369604103  13,912     400,000 SH       Defined     1,2,3,4,5    400,000
Griffon Corp                       COM           398433102  16,057     646,400 SH       Defined     1,2,3        646,400
JER Invt Tr Inc                    COM           46614H301     740      44,500 SH       Defined     1,2,3         44,500
Kadant Inc                         COM           48282T104   9,518     419,300 SH       Defined     1,2,3        419,300
Levitt Corp                        CL A          52742P108  20,797     943,600 SH       Defined     1,2,3        943,600
Lipman Electronic Engineerin       ORD           M6772H101  11,026     405,379 SH       Defined     1,2,3,4,5    405,379
Microsoft Corp                     COM           594918104  30,013   1,103,000 SH       Defined     1,2,3,4,5  1,103,000
Moneygram Intl Inc                 COM           60935Y109  16,128     525,000 SH       Defined     1,2,3,4,5    525,000
NRG Energy Inc                     COM           629377508  21,430     473,900 SH       Defined     1,2,3,4,5    473,900
Newmont Mining Corp                COM           651639106  17,601     339,200 SH       Defined     1,2,3,4,5    339,200
Novelis Inc                        COM           67000X106   8,561     416,200 SH       Defined     1,2,3,4,5    416,200
Old Rep Intl Corp                  COM           680223104  21,656     992,500 SH       Defined     1,2,3,4,5    992,500
Oracle Corp                        COM           68389X105  15,675   1,145,000 SH       Defined     1,2,3,4,5  1,145,000
Par Pharmaceutical Cos Inc         COM           69888P106  33,383   1,362,050 SH       Defined     1,2,3,4,5  1,362,050
Pfizer Inc                         COM           717081103  13,518     542,440 SH       Defined     2,3,4        542,440
RADVision Ltd                      ORD           M81869105   7,210     403,900 SH       Defined     1,2,3        403,900
Rambus Inc Del                     COM           750917106   9,819     249,600 SH       Defined     1,2,3,4,5    249,600
Rinker Group Ltd                   SPONSORED ADR 76687M101  28,694     407,700 SH       Defined     1,2,3,4,5    407,700
Rudolph Technologies Inc           COM           781270103   7,471     438,200 SH       Defined     1,2,3        438,200
SITEL Corp                         COM           82980K107     658     156,600 SH       Defined     3            156,600
Sanfilippo John B. & Son Inc       COM           800422107   5,778     365,000 SH       Defined     1,2,3        365,000
Saxon Cap Inc New                  COM           80556T106   6,890     660,000 SH       Defined     1,2,3        660,000
Symantec Corp                      SPON ADR      871503108  43,664   2,594,400 SH       Defined     1,2,3,4,5  2,594,400
Ternium SA                         COM           880890108     284      10,000 SH       Defined     1,2,3,4,5     10,000
TransDigm Group Inc                COM           893641100  25,750   1,000,000 SH       Defined     1,2,3,4,5  1,000,000
Universal Stainless & Alloy        COM           913837100  16,016     623,190 SH       Defined     1,2,3        623,190
Viad Corp                          COM NEW       92552R406   9,177     267,700 SH       Defined     1,2,3        267,700
Walter Inds Inc                    COM           93317Q105  46,774     702,100 SH       Defined     1,2,3,4,5    702,100
Washington Group Intl Inc          COM NEW       938862208  19,329     336,800 SH       Defined     1,2,3,4,5    336,800
Whirlpool Corp                     COM           963320106  18,294     200,000 SH       Defined     1,2,3,4,5    200,000
Hummingbird Inc                    COM           44544R101   5,640     240,200 SH       Defined     1,2,3        240,200
Housevalues Inc                    COM           44183Y102     432      52,500     PUT  Defined     3             52,500
NYSE Group Inc                     COM           62949W103  11,888     150,000     PUT  Defined     1,2,3,4,5    150,000
Rambus Inc Del                     COM           750917106  12,982     330,000     PUT  Defined     1,2,3,4,5    330,000

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